Unaudited Condensed Consolidated Statements of Cash Flows (Parenthetical) - Core structural borrowings of shareholder-financed businesses - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Changes in the carrying value of the structural borrowings of shareholder-financed businesses are analysed as follows:
Balance at beginning of period	$ 5,594	$ 9,761
Issue of debt	982
Redemption of debt		(504)
Foreign exchange movement	(84)	(6)
Demerger of UK and Europe operations		219
Other movements	7
Balance at end of period	$ 6,499	$ 9,470